Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Fair value of financial instruments
Schedule of fair value of financial assets and liabilities

	Carrying amounts								Fair value(1)
		Fair value through profit or loss			Fair value through other comprehensive income
EURm	Amortized cost	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Total	Total
2018
Non-current financial investments	–	8	–	682	–	–	–	690	690
Other non-current financial assets	188	–	94	6	–	85	–	373	357
Other current financial assets including derivatives	20	–	131	–	–	92	–	243	243
Trade receivables	–	–	–	–	–	4 856	–	4 856	4 856
Current financial investments	106	–	52	–	–	454	–	612	612
Cash and cash equivalents	4 531	–	1 730	–	–	–	–	6 261	6 261
Total financial assets	4 845	8	2 007	688	–	5 487	–	13 035	13 019
Long-term interest-bearing liabilities	2 828	–	–	–	–	–	–	2 828	2 820
Other long-term financial liabilities	–	–	–	14	–	–	–	14	14
Short-term interest-bearing liabilities	994	–	–	–	–	–	–	994	997
Other financial liabilities including derivatives	–	–	198	693	–	–	–	891	891
Trade payables	4 773	–	–	–	–	–	–	4 773	4 773
Total financial liabilities	8 595	–	198	707	–	–	–	9 500	9 495

	Carrying amounts								Fair value(1)
		Fair value through profit or loss			Fair value through other comprehensive income
EURm	Amortized cost	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Total	Total
2017
Non-current financial investments	119	–	–	–	16	137	544	816	816
Other non-current financial assets	108	–	99	8	–	–	–	215	195
Other current financial assets including derivatives	106	–	196	–	–	–	–	302	302
Trade receivables	6 880	–	–	–	–	–	–	6 880	6 880
Current financial investments	–	–	–	–	–	911	–	911	911
Cash and cash equivalents	7 369	–	–	–	–	–	–	7 369	7 369
Total financial assets	14 582	–	295	8	16	1 048	544	16 493	16 473
Long-term interest-bearing liabilities	3 457	–	–	–	–	–	–	3 457	3 574
Other long-term financial liabilities	44	–	–	672	–	–	–	716	716
Short-term interest-bearing liabilities	309	–	–	–	–	–	–	309	309
Other financial liabilities including derivatives	–	–	268	–	–	–	–	268	268
Trade payables	3 996	–	–	–	–	–	–	3 996	3 996
Total financial liabilities	7 806	–	268	672	–	–	–	8 746	8 863
(1)

The following fair value measurement methods are used for items not carried at fair value: The fair values of long-term interest-bearing liabilities, including current part, are primarily based on quotes from third-party pricing services (level 2). The fair values of other assets and liabilities, including loan receivables and loans payable are primarily based on discounted cash flow analysis (level 2). The fair value is estimated to equal the carrying amount for short-term financial assets and financial liabilities due to limited credit risk and short time to maturity. Refer to Note 2, Significant accounting policies.

Schedule of reconciliation of balances on level 3 financial assets and liabilities

	Level 3 Financial	Level 3 Financial
EURm	Assets	Liabilities
As of January 1, 2017	674	(14)
Net gains in income statement	89	79
Net loss recorded in other comprehensive income	(89)	–
Acquisitions of non-controlling interest	–	(737)
Purchases	89	–
Sales	(182)	–
Other movements	(29)	–
As of December 31, 2017	552	(672)
Adoption of IFRS 9(1)	122	–
As of January 1, 2018	674	(672)
Net gains/(losses) in income statement	49	(34)
Additions	119	–
Deductions	(150)	8
Other movements	(4)	(9)
As of December 31, 2018	688	(707)
(1)

Non-current available-for-sale investments for which the fair value was estimated to equal cost less impairment under IAS 39, as their fair value was not possible to estimate reliably, are classified as level 3 financial assets at fair value through profit or loss under IFRS 9.